INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss Carryforwards	$ 1,699,000	$ 1,095,000
Valuation allowance deferred tax assets, Increase decrease	$ 604,000	$ 298,000